Prepaid Expenses and Prepaid Subscriber Travel	12 Months Ended
Dec. 31, 2022
Prepaid Expenses and Prepaid Subscriber Travel [Abstract]
Prepaid Expenses and Prepaid Subscriber Travel
(5)	Prepaid Expenses and Prepaid Subscriber Travel

Prepaid expenses

Prepaid expenses are as follows:

	December 31,	December 31,
	2021	2022

	(in thousands)
Property operations	$5,136	$4,299
Software	2,979	3,601
Rent	1,094	—
Operating supplies	1,372	1,441
Insurance	520	1,581
Total	$11,101	$10,922

Prepaid Subscriber Travel

Prepaid subscriber travel of $17 million and $20 million at December 31, 2021 and 2022, respectively, include deposits for future member travel.